Capital risk management (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Capital risk management [Abstract]
Total borrowings and debt securities	₩ 69,724,581	₩ 67,876,541
Cash and cash equivalents	2,029,584	1,810,129	₩ 1,358,345	₩ 2,369,739
Net borrowings and debt securities	67,694,997	66,066,412
Total shareholders' equity	₩ 70,666,846	₩ 68,889,649	₩ 71,092,762	₩ 72,964,641
Debt to equity ratio	95.79%	95.90%